UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: December 31, 2008

Item 1. Schedule of Investments:

Putnam Money Market Fund
The fund's portfolio
12/31/08 (Unaudited)

ASSET-BACKED COMMERCIAL PAPER (34.5%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Alpine Securitization	1.202	1/21/09	$19,902,000	$19,888,732
Atlantic Asset Securitization Corp.	2.515	1/26/09	27,375,000	27,327,474
Atlantic Asset Securitization Corp.	1.959	1/27/09	22,815,000	22,782,869
Atlantic Asset Securitization Corp.	0.400	1/8/09	9,524,000	9,523,259
Barton Capital Corp.	1.554	1/20/09	28,290,000	28,266,857
Barton Capital Corp.	1.554	1/16/09	29,200,000	29,181,142
Barton Capital Corp.	1.504	1/21/09	31,940,000	31,913,383
Bryant Park Funding, LLC	1.604	1/23/09	31,940,000	31,908,770
Bryant Park Funding, LLC	1.504	1/27/09	32,850,000	32,814,412
CAFCO, LLC.	1.756	1/20/09	27,545,000	27,519,559
CAFCO, LLC.	1.404	1/23/09	31,940,000	31,912,674
Enterprise Funding Co., LLC	4.142	1/12/09	32,850,000	32,808,846
Enterprise Funding Co., LLC	1.453	1/16/09	31,940,000	31,920,703
Falcon Asset Securitization Co., LLC	1.404	1/21/09	9,125,000	9,117,903
Falcon Asset Securitization Co., LLC	1.403	1/14/09	31,940,000	31,923,853
Gemini Securitization Corp., LLC	1.655	1/26/09	31,940,000	31,903,402
Gemini Securitization Corp., LLC	1.053	3/17/09	31,000,000	30,932,187
Gotham Funding Corp.	1.603	1/7/09	31,940,000	31,931,483
Gotham Funding Corp.	1.555	1/28/09	32,850,000	32,811,812
Govco, Inc.	1.511	6/17/09	31,000,000	30,784,292
Govco, Inc.	1.258	6/23/09	17,000,000	16,897,882
Govco, Inc.	1.005	6/16/09	15,000,000	14,930,833
LMA Americas, LLC	0.701	3/23/09	31,000,000	30,951,175
Old Line Funding Corp.	4.198	1/22/09	63,875,000	63,720,370
Ranger Funding Co., LLC	1.254	3/18/09	30,000,000	29,920,833
Sheffield Receivables Corp.	2.108	1/12/09	31,940,000	31,919,505
Sheffield Receivables Corp.	0.852	4/2/09	27,000,000	26,941,988
Starbird Funding Corp.	3.223	1/21/09	22,815,000	22,774,440
Starbird Funding Corp.	2.463	1/23/09	17,340,000	17,314,038
Thunder Bay Funding, Inc.	0.752	3/20/09	32,000,000	31,948,000
Thunder Bay Funding, Inc.	0.751	3/16/09	32,000,000	31,950,667
Tulip Funding Corp.	0.751	1/15/09	32,000,000	31,990,667
Tulip Funding Corp.	0.601	2/20/09	25,153,000	25,132,039
Victory Receivables Corp.	1.603	1/15/09	31,940,000	31,920,126
Windmill Funding Corp.	3.057	1/29/09	16,245,000	16,206,842
Working Capital Management Co.	3.122	1/23/09	16,425,000	16,393,884
Working Capital Management Co.	2.861	1/13/09	31,940,000	31,909,657
Working Capital Management Co.	1.751	1/5/09	13,000,000	12,997,472
Yorktown Capital, LLC	0.752	4/3/09	30,000,000	29,942,500

Total asset-backed commercial paper (cost $1,072,936,530)				$1,072,936,530

CORPORATE BONDS AND NOTES (24.7%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Allstate Life Global Funding Trust sr. notes FRN Ser.
MTN1	1.775	10/20/09	$29,200,000	$29,200,000
American Honda Finance Corp. 144A FRN Ser. MTN	2.319	8/26/09	16,140,000	16,140,000
American Honda Finance Corp. 144A FRN Ser. MTN	2.295	8/11/09	10,040,000	10,035,205
American Honda Finance Corp. 144A FRN Ser. MTN1	4.949	4/14/09	20,075,000	20,075,000
Australia & New Zealand Banking Group, Ltd. 144A FRN
(Australia)	2.427	7/2/09	20,075,000	20,075,000
Bank of America NA sr. unsec. notes FRN Ser. BKNT (M)	4.350	4/3/14	37,415,000	37,415,000
Bank of America NA sr. unsec. notes FRN Ser. BKNT	3.665	7/30/09	18,250,000	18,250,000
Bank of Nova Scotia 144A sr. unsec. notes FRN (Canada)
(M)	4.570	4/9/13	21,900,000	21,900,000
BP Capital Markets PLC company guaranty unsec. notes
FRN (United Kingdom) (M)	2.284	12/10/12	15,515,000	15,515,000
Commonwealth Bank of Australia 144A FRN Ser. MTN
(Australia)	3.443	8/3/09	20,075,000	20,075,000
Commonwealth Bank of Australia 144A sr. unsec. unsub.
notes FRN (Australia)	4.350	10/2/09	9,125,000	9,125,000
General Electric Capital Corp. sr. unsec. notes FRN
Ser. A	3.343	2/2/09	18,250,000	18,252,049
IBM International Group Capital, LLC 144A company
guaranty sr. notes FRN (International Business

Machines Corp. (Guarantee (GTD)))	2.389	9/25/09	21,045,000	21,045,000
ING Bank NV 144A FRN (Netherlands)	1.716	7/24/09	18,250,000	18,250,000
ING Bank NV 144A sr. unsec. notes FRN (Netherlands)	2.346	6/15/09	20,715,000	20,715,000
ING USA Global Funding Trust FRN Ser. MTN1	2.028	10/19/09	20,020,000	20,020,000
Lloyds TSB Group PLC 144A sr. unsec. unsub. bonds FRB
Ser. EXTC (United Kingdom) (M)	2.806	8/7/13	22,815,000	22,815,000
MetLife Global Funding I 144A sr. unsub. notes FRN	5.194	4/13/09	19,620,000	19,620,000
MetLife Global Funding I 144A sr. unsub. notes FRN	4.570	8/7/09	31,940,000	31,940,000
Monumental Global Funding III 144A sr. unsec. notes FRN	2.549	8/17/09	15,515,000	15,515,000
Monumental Global Funding III 144A sr. unsub. notes FRN	1.575	1/15/09	15,515,000	15,515,000
National Australia Bank, Ltd. 144A FRN (Australia)	2.423	10/6/09	16,425,000	16,425,000
Nordea Bank AB 144A FRN (Sweden)	3.891	9/24/09	21,685,000	21,685,000
Pacific Life Global Funding 144A sr. unsec. notes FRN	2.638	9/9/09	16,425,000	16,425,000
Pricoa Global Funding I 144A sr. unsub. notes FRN	2.445	9/11/09	26,465,000	26,465,000
Pricoa Global Funding I 144A sr. unsub. notes FRN Ser.
MTN	1.836	9/25/09	13,690,000	13,690,000
Procter & Gamble Co. sr. unsec. notes FRN Ser. MTN	2.216	9/9/09	9,125,000	9,125,000
Royal Bank of Canada 144A sr. unsec. notes FRN
(Canada) (M)	1.595	5/15/14	27,375,000	27,375,000
Royal Bank of Scotland PLC (The) 144A bank guaranty
sr. unsec. unsub. notes FRN (United Kingdom)	2.396	10/9/09	16,425,000	16,425,000
Societe Generale 144A sr. unsec. unsub. notes FRN
Ser. BKNT (France)	2.620	9/4/09	24,640,000	24,640,000
Svenska Handelsbanken AB 144A FRN (Sweden)	4.418	8/6/09	16,425,000	16,425,000
Svenska Handelsbanken AB 144A sr. unsec. notes FRN
(Sweden)	3.885	8/25/09	22,815,000	22,815,000
Toyota Motor Credit Corp. FRN Ser. MTN	0.591	6/19/09	15,670,000	15,670,000
Toyota Motor Credit Corp. sr. unsec. notes FRN Ser. B	0.530	6/26/09	18,250,000	18,250,000
Toyota Motor Credit Corp. sr. unsec. notes FRN Ser. B	0.460	3/18/09	27,375,000	27,375,000
Wachovia Bank N.A. sr. unsec. notes FRN Ser. BKNT	4.608	8/4/09	28,290,000	28,290,000
Wells Fargo & Co. sr. unsec. notes FRN Ser. G	1.668	9/23/09	9,580,000	9,584,921
Wells Fargo Bank NA sr. unsec. notes FRN Ser. BKNT	0.621	5/28/09	20,020,000	20,020,000
Westpac Banking Corp./NY dep. notes FRN Ser. DPNT	5.119	8/14/09	18,250,000	18,250,000

Total corporate bonds and notes (cost $770,427,175)				$770,427,175

U.S. GOVERNMENT AGENCY OBLIGATIONS (13.6%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Fannie Mae sr. unsec. notes FRN	3.356	7/28/09	$20,990,000	$20,986,600
Fannie Mae unsec. notes FRN	3.641	10/27/09	39,785,000	39,785,000
Fannie Mae unsec. notes FRN	2.180	2/12/10	19,620,000	19,616,802
Federal Home Loan Bank unsec. bonds FRB	2.204	2/19/10	19,435,000	19,427,776
Federal Home Loan Bank unsec. bonds FRB	1.095	3/13/09	22,815,000	22,815,000
Federal Home Loan Bank unsec. bonds FRB Ser. 1	1.995	5/13/09	27,375,000	27,375,000
Federal Home Loan Mortgage Corp.	2.623	2/20/09	39,785,000	39,641,332
Federal Home Loan Mortgage Corp.	1.259	6/24/09	31,940,000	31,747,029
Federal National Mortgage Association	2.749	3/18/09	17,340,000	17,240,430
Federal National Mortgage Association	2.369	2/19/09	31,940,000	31,837,836
Freddie Mac	2.679	3/19/09	10,950,000	10,887,935
Freddie Mac unsec. notes	2.170	11/12/09	24,180,000	24,180,000
Freddie Mac unsec. notes	1.150	12/23/09	32,000,000	32,000,000
Freddie Mac unsec. notes	0.890	12/30/09	31,000,000	31,000,000
Freddie Mac unsec. notes FRN	3.535	4/27/09	34,675,000	34,675,000
Freddie Mac unsec. notes FRN	0.488	9/21/09	21,355,000	21,355,000

Total U.S. government agency obligations (cost $424,570,740)				$424,570,740

COMMERCIAL PAPER (9.1%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Australia and New Zealand Banking Group, Ltd. 144A FRN
(Australia)	2.601	10/2/09	$13,690,000	$13,690,000
Citigroup Funding, Inc.	3.273	2/18/09	15,515,000	15,448,389
Export Development Canada (Canada)	1.671	8/31/09	31,940,000	31,585,732
Export Development Canada (Canada)	1.511	6/1/09	19,710,000	19,585,991
Greenwich Capital Holdings	3.150	3/13/09	16,425,000	16,324,579
HSBC USA, Inc.	1.979	2/12/09	32,850,000	32,774,500
Royal Bank of Scotland Group PLC (United Kingdom)	3.171	2/26/09	5,475,000	5,448,428
SanPaolo IMI US Financial Co.	3.110	3/5/09	13,690,000	13,616,642
SanPaolo IMI US Financial Co.	3.100	3/10/09	13,505,000	13,427,120
Shell International Finance B.V. (Netherlands)	1.660	4/8/09	31,940,000	31,798,000
Shell International Finance B.V. (Netherlands)	1.303	2/3/09	31,940,000	31,901,938
Westpac Securities NZ, Ltd. 144A FRN (United Kingdom)	3.069	1/28/09	21,900,000	21,895,217
Yale University	1.556	3/11/09	35,000,000	34,896,021

Total commercial paper (cost $282,392,557)		$282,392,557

REPURCHASE AGREEMENTS (8.2%)(a)

	Principal amount	Value

Interest in $281,400,000 joint tri-party repurchase
agreement dated December 31, 2008 with Bank of America
Securities, LLC due January 2, 2009 -- maturity value
of $121,400,540 for an effective yield of 0.08%
(collateralized by Freddie Mac securities with
a coupon rate of 5.50% and a due date of June 1, 2035,
valued at $287,028,000)	$121,400,000	$121,400,000
Interest in $300,000,000 joint tri-party repurchase
agreement dated December 31, 2008 with Deutsche Bank
Securities due January 2, 2009 -- maturity value
of $103,800,577 for an effective yield of 0.10%
(collateralized by various mortgage backed securities
with coupon rates ranging from 5.00% to 7.00% and due
dates ranging from April 1, 2034 to December 1, 2038,
valued at $306,000,001)	103,800,000	103,800,000
Interest in $100,000,000 joint tri-party repurchase
agreement dated December 31, 2008 with Goldman Sachs &
Co. due January 2, 2009 -- maturity value
of $31,400,070 for an effective yield of 0.04%
(collateralized by various mortgage backed securities
with coupon rates ranging from 4.00% to 9.00% and due
dates ranging from April 1, 2015 to January 1, 2039,
valued at $102,000,000)	31,400,000	31,400,000

Total repurchase agreements (cost $256,600,000)		$256,600,000

CERTIFICATES OF DEPOSIT (8.1%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Abbey National Treasury Services PLC/Stamford, CT FRN	1.435	2/13/09	$20,075,000	$20,075,000
Barclays Bank PLC/NY FRN	1.495	2/17/09	15,515,000	15,515,000
Barclays Bank PLC/NY FRN	1.461	3/17/09	16,425,000	16,425,000
Barclays Bank PLC/NY FRN	0.908	2/23/09	19,345,000	19,345,000
BNP Paribas	1.180	3/19/09	31,000,000	31,000,000
Chase Manhattan Bank, USA, N.A.	1.750	2/17/09	31,390,000	31,390,000
Credit Suisse/New York, NY FRN	0.481	3/27/09	20,155,000	20,124,862
Deutsche Bank AG/New York, NY FRN	1.735	7/21/09	31,940,000	31,940,000
DnB NOR Bank ASA/New York	2.930	1/30/09	15,970,000	15,970,000
Lloyds TSB Bank PLC/New York, NY	1.880	3/12/09	8,000,000	8,000,000
Svenska Handelsbanken/New York, NY FRN	5.139	7/13/09	27,375,000	27,375,000
Unicredito Italiano/New York, NY	3.200	2/27/09	15,515,000	15,515,000

Total certificates of deposit (cost $252,674,862)				$252,674,862

MUNICIPAL BONDS AND NOTES (2.0%)(a)

	Yield (%)	Maturity date	Principal amount	Value

CO Hsg. & Fin. Auth. VRDN (Single Fam.)
Ser. B-1 (M)	4.500	11/1/32	$9,305,000	$9,305,000
Ser. C-2, Class I (M)	4.500	11/1/35	19,650,000	19,650,000
CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.),
Ser. V-2 (M)	0.700	7/1/36	7,700,000	7,700,000
Geisinger, PA Auth. Hlth. Syst. VRDN (Geisinger Hlth.
Syst.) (M)	0.850	11/15/32	7,600,000	7,600,000
KS State Dev. Fin. Auth. VRDN (Sisters of Charity),
Ser. D (M)	1.150	12/1/31	7,200,000	7,200,000
MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U.
(The))
Ser. A (M)	1.200	9/1/30	5,600,000	5,600,000
Ser. B (M)	1.200	9/1/30	4,600,000	4,600,000

Total municipal bonds and notes (cost $61,655,000)				$61,655,000

TOTAL INVESTMENTS

Total investments (cost $3,121,256,864) (b)				$3,121,256,864

NOTES

(a) Percentages indicated are based on net assets of $3,113,788,029.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(M) The security's effective maturity date is less than one year.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Variable Rate Demand Notes (VRDN), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC, responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2008:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$--	$--

Level 2	3,121,256,864	--

Level 3	--	--

Total	$3,121,256,864	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 27, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 27, 2009